UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                   USAA WORLD GROWTH Fund

                                 [GRAPHIC OF USAA WORLD GROWTH FUND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
        MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

   Distributions to Shareholders                                      12

   Independent Auditors' Report                                       13

   Portfolio of Investments                                           14

   Notes to Portfolio of Investments                                  21

   Financial Statements                                               22

   Notes to Financial Statements                                      25

DIRECTORS' INFORMATION                                                37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       ... ADHERE TO YOUR ASSET ALLOCATION
[PHOTO OF CHRISTOPHER W. CLAUS]         AND DIVERSIFICATION STRATEGY - AND
                                          WORK WITH SKILLED PROFESSIONALS
                                                 WHO CAN HELP ....

                                                        "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

--------------------------------------------------------------------------------
                                            5/31/03                  5/31/02
--------------------------------------------------------------------------------
Net Assets                              $231.3 Million            $276.0 Million
Net Asset Value Per Share                   $13.02                    $14.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03
--------------------------------------------------------------------------------
1 YEAR                              5 YEARS                         10 YEARS
-9.32%                              -3.43%                            5.12%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                  LIPPER            LIPPER
              USAA WORLD      MSCI WORLD      GLOBAL FUNDS      GLOBAL FUNDS
              GROWTH FUND       INDEX           AVERAGE             INDEX
              -----------     ----------      ------------      ------------
 5/31/1993    $10,000.00      $10,000.00       $10,000.00         $10,000.00
 6/30/1993      9,813.50        9,913.54         9,877.89           9,895.79
 7/31/1993      9,920.07       10,115.20        10,051.98          10,110.10
 8/31/1993     10,461.81       10,576.37        10,664.81          10,714.24
 9/30/1993     10,479.57       10,378.43        10,728.37          10,761.07
10/31/1993     10,852.58       10,661.93        11,191.68          11,246.43
11/30/1993     10,532.38       10,056.30        10,906.26          10,957.39
12/31/1993     11,335.04       10,545.92        11,773.28          11,853.68
 1/31/1994     11,959.81       11,239.02        12,339.79          12,420.92
 2/28/1994     11,763.45       11,091.09        12,077.03          12,131.25
 3/31/1994     11,165.46       10,610.45        11,569.27          11,565.56
 4/30/1994     11,290.41       10,935.96        11,740.87          11,743.27
 5/31/1994     11,343.97       10,961.62        11,741.75          11,743.27
 6/30/1994     11,174.39       10,928.67        11,497.55          11,465.08
 7/31/1994     11,444.99       11,133.94        11,843.03          11,845.00
 8/31/1994     11,999.07       11,466.70        12,278.92          12,335.01
 9/30/1994     11,853.74       11,162.88        12,066.93          12,116.36
10/31/1994     11,989.99       11,477.85        12,262.59          12,308.65
11/30/1994     11,443.55       10,977.50        11,723.40          11,730.87
12/31/1994     11,407.05       11,081.23        11,608.96          11,593.48
 1/31/1995     10,795.63       10,912.24        11,299.25          11,210.46
 2/28/1995     10,804.76       11,068.67        11,511.44          11,337.92
 3/31/1995     11,078.53       11,599.49        11,817.01          11,573.32
 4/30/1995     11,480.05       12,001.05        12,210.10          11,950.75
 5/31/1995     11,826.83       12,101.00        12,470.11          12,210.65
 6/30/1995     12,054.97       12,094.56        12,665.76          12,442.32
 7/31/1995     12,657.29       12,696.97        13,314.15          13,052.35
 8/31/1995     12,483.28       12,411.37        13,138.39          12,893.87
 9/30/1995     12,620.66       12,770.18        13,397.90          13,133.30
10/31/1995     12,327.58       12,566.38        13,109.81          12,818.20
11/30/1995     12,534.86       12,999.96        13,338.05          13,032.50
12/31/1995     12,872.40       13,377.30        13,588.58          13,286.19
 1/31/1996     13,236.71       13,616.53        13,969.75          13,678.21
 2/29/1996     13,470.25       13,696.66        14,118.08          13,822.11
 3/31/1996     13,769.17       13,921.74        14,356.82          14,034.12
 4/30/1996     14,348.33       14,246.24        14,829.47          14,499.38
 5/31/1996     14,479.11       14,255.70        14,982.24          14,629.12
 6/30/1996     14,479.11       14,324.93        14,962.71          14,590.36
 7/31/1996     13,711.20       13,815.80        14,338.93          13,956.48
 8/31/1996     14,128.16       13,971.73        14,696.87          14,314.28
 9/30/1996     14,486.94       14,515.88        15,117.84          14,717.55
10/31/1996     14,438.46       14,614.33        15,166.68          14,721.20
11/30/1996     15,250.49       15,430.42        15,918.12          15,417.36
12/31/1996     15,328.87       15,180.40        15,953.02          15,441.90
 1/31/1997     15,909.96       15,360.50        16,349.97          15,787.54
 2/28/1997     15,909.96       15,534.30        16,469.98          15,883.92
 3/31/1997     15,749.66       15,224.13        16,246.87          15,693.89
 4/30/1997     15,950.04       15,718.86        16,487.36          15,893.04
 5/31/1997     16,871.78       16,686.21        17,446.26          16,864.39
 6/30/1997     17,643.23       17,515.58        18,206.60          17,588.32
 7/31/1997     18,447.07       18,319.43        19,131.80          18,467.00
 8/31/1997     17,547.97       17,091.06        18,072.49          17,444.37
 9/30/1997     18,602.09       18,016.69        19,175.97          18,527.13
10/31/1997     17,485.96       17,065.54        17,932.99          17,361.37
11/30/1997     17,124.25       17,364.62        17,950.39          17,397.65
12/31/1997     17,301.07       17,573.35        18,146.13          17,601.59
 1/31/1998     17,322.45       18,060.16        18,391.27          17,799.12
 2/28/1998     18,626.17       19,278.91        19,659.17          19,000.61
 3/31/1998     19,673.43       20,090.03        20,661.63          19,956.80
 4/30/1998     20,004.70       20,283.33        20,997.95          20,247.58
 5/31/1998     19,619.99       20,026.11        20,844.45          20,074.05
 6/30/1998     19,534.50       20,498.34        20,970.20          20,136.51
 7/31/1998     19,227.66       20,462.41        21,027.62          20,145.06
 8/31/1998     15,954.87       17,730.62        17,903.33          17,210.96
 9/30/1998     15,833.24       18,041.15        17,939.96          17,220.91
10/31/1998     17,148.99       19,668.98        19,024.22          18,360.91
11/30/1998     17,922.96       20,835.60        20,131.00          19,372.38
12/31/1998     19,094.98       21,850.35        21,071.68          20,177.20
 1/31/1999     19,703.10       22,325.63        21,589.68          20,598.73
 2/28/1999     19,050.75       21,728.57        20,954.36          20,004.57
 3/31/1999     19,857.89       22,630.09        21,730.19          20,691.28
 4/30/1999     20,554.47       23,519.02        22,755.30          21,629.98
 5/31/1999     20,023.74       22,656.44        22,098.06          20,994.02
 6/30/1999     21,151.53       23,709.99        23,253.60          22,051.82
 7/31/1999     21,362.97       23,635.67        23,247.94          22,111.09
 8/31/1999     21,489.65       23,590.44        23,271.09          22,087.99
 9/30/1999     21,167.19       23,358.49        23,098.01          21,896.26
10/31/1999     21,812.11       24,569.46        24,072.05          22,748.33
11/30/1999     22,952.24       25,257.47        25,883.72          24,276.11
12/31/1999     24,963.50       27,298.71        28,886.44          26,973.64
 1/31/2000     23,915.41       25,732.27        27,637.59          25,919.99
 2/29/2000     24,963.50       25,798.59        29,682.15          27,522.98
 3/31/2000     25,987.77       27,578.55        30,162.28          28,208.39
 4/30/2000     25,130.24       26,409.30        28,558.16          26,800.88
 5/31/2000     24,546.65       25,737.55        27,581.29          26,004.20
 6/30/2000     25,594.73       26,601.00        28,796.74          27,033.84
 7/31/2000     24,735.74       25,848.97        28,099.54          26,486.02
 8/31/2000     25,663.01       26,686.60        29,311.24          27,561.41
 9/30/2000     23,958.83       25,264.46        27,707.30          26,096.35
10/31/2000     23,031.55       24,838.06        26,827.49          25,460.70
11/30/2000     21,377.49       23,326.91        25,221.41          23,976.80
12/31/2000     22,166.93       23,701.19        25,988.67          24,680.14
 1/31/2001     22,780.94       24,157.59        26,376.71          25,088.83
 2/28/2001     20,462.74       22,113.31        24,448.00          23,250.38
 3/31/2001     18,771.09       20,657.13        22,695.45          21,635.38
 4/30/2001     20,425.15       22,179.86        24,273.06          23,118.19
 5/31/2001     19,923.92       21,890.84        24,081.46          22,977.34
 6/30/2001     19,309.91       21,201.89        23,412.30          22,331.47
 7/31/2001     18,996.64       20,918.50        22,857.74          21,777.82
 8/31/2001     18,294.92       19,911.35        21,921.37          20,912.89
 9/30/2001     16,477.96       18,154.18        19,869.93          18,959.26
10/31/2001     17,041.84       18,500.84        20,433.62          19,431.43
11/30/2001     18,056.84       19,592.54        21,646.73          20,491.20
12/31/2001     18,286.73       19,713.72        21,973.67          20,789.33
 1/31/2002     17,744.81       19,114.48        21,309.99          20,159.37
 2/28/2002     17,719.61       18,946.37        21,184.35          20,040.33
 3/31/2002     18,614.41       19,818.90        22,166.54          20,989.71
 4/30/2002     18,122.90       19,108.60        21,624.24          20,480.61
 5/31/2002     18,173.31       19,140.46        21,616.26          20,527.00
 6/30/2002     17,102.07       17,975.83        20,340.76          19,334.92
 7/31/2002     15,514.11       16,459.07        18,575.07          17,625.03
 8/31/2002     15,665.34       16,487.18        18,585.60          17,706.14
 9/30/2002     14,430.26       14,671.93        16,706.29          15,946.14
10/31/2002     15,249.45       15,753.02        17,679.53          16,857.13
11/30/2002     15,766.16       16,599.96        18,600.93          17,682.24
12/31/2002     15,299.86       15,793.44        17,754.95          16,911.56
 1/31/2003     14,707.52       15,312.15        17,211.24          16,369.39
 2/28/2003     14,279.03       15,044.16        16,798.49          15,966.58
 3/31/2003     14,329.44       14,994.50        16,614.01          15,790.13
 4/30/2003     15,577.12       16,323.29        18,011.85          17,145.69
 5/31/2003     16,479.98       17,252.64        19,145.64          18,201.64

                                   [END CHART]

                 DATA FROM 5/31/93 THROUGH 5/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

                 o The Lipper Global Funds Average, an average performance level of all global funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

                 o The Morgan Stanley Capital International (MSCI) World Index, an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM
         MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA World Growth Fund had a total return of -9.32% for the year ended May 31, 2003. This compares to an average return of -11.35% for the Lipper Global Funds category and a -9.86% return for the Morgan Stanley Capital International
                 (MSCI) World Index. At the end of the reporting period, approximately 34% of the Fund's net assets were invested in the United States and 64% were invested overseas.

WHAT WERE THE DRIVERS OF THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

                 Stock selection was key. Several of our financial sector holdings performed strongly during the period, including QBE Insurance Group Ltd. (Australia) and Citigroup, Inc. (U.S.). QBE has a strong management team and attractive valuation compared to other global insurance companies. For its part, Citigroup benefited from strong results in its consumer business and positive sentiment stemming from the announcement that the company would split its brokerage and investment research units under the terms of a settlement with U.S. regulators. ACE Ltd. (U.K.), a Bermuda-based insurer, was also a strong performer, as was Reckitt Benckiser plc (U.K.), a consumer products company, which continued to deliver good earnings growth.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT POSITIONS DETRACTED FROM PERFORMANCE?

                 An overweight position in basic materials hurt performance as the sector lagged, and our stock selections within materials also underperformed. While we have reduced exposure to several of these companies in favor of potentially more attractive opportunities elsewhere, we intend to continue to maintain exposure to the sector through several industrial gas companies that we believe are poised to increase earnings faster than those of the overall market.

WHERE ARE YOU IDENTIFYING OPPORTUNITIES AS WE MOVE INTO THE NEW REPORTING YEAR?

                 We have added selected retailers to the portfolio, including Hennes & Mauritz (Sweden), a fast growing apparel retailer that is poised to continue to grow over the next several years, and Kingfisher plc (U.K.), which owns home improvement stores in the United Kingdom and Europe that are benefiting from an increased interest in home improvement. We've also added railroad stocks Union Pacific Corp. (U.S.) and Burlington Northern Santa Fe Corp. (U.S.), which should benefit from improved economic growth.

                 It's important to note that we do not expect future earnings growth to match the pace of the late 1990s. Our investment process enables us to find companies with good growth prospects despite anemic global economic growth. We intend to continue to use the volatility in global stock markets as a buying opportunity, investing in companies with compelling long-term fundamentals. We thank you, the Fund's shareholders, for the confidence you've placed in us.

                 HENNES & MAURITZ WAS PURCHASED AFTER MAY 31, 2003.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                           TOP 10 INDUSTRIES
                           (% of Net Assets)

Pharmaceuticals                                                   11.6%

Integrated Telecommunication Services                              6.8%

Industrial Gases                                                   5.1%

Movies & Entertainment                                             4.8%

Diversified Banks                                                  3.7%

Property & Casualty Insurance                                      3.6%

Packaged Foods & Meat                                              3.5%

Automobile Manufacturers                                           3.0%

Household Products                                                 2.9%

Broadcasting & Cable TV                                            2.7%

                         TOP 10 EQUITY HOLDINGS
                           (% of Net Assets)

Reckitt Benckiser plc                                              2.9%

L'Air Liquide S.A.                                                 2.6%

Diageo plc                                                         2.3%

Novartis AG                                                        2.1%

Sanofi-Synthelabo S.A.                                             2.1%

AOL Time Warner, Inc.                                              1.9%

Reed Elsevier N.V.                                                 1.9%

Syngenta AG                                                        1.9%

BOC Group plc                                                      1.7%

Unilever N.V. ADR                                                  1.7%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      ASSET ALLOCATION
                          5/31/03

              [PIE CHART OF ASSET ALLOCATION]

United States                                         33.8%
United Kingdom                                        18.6%
France                                                11.6%
Switzerland                                            7.7%
Japan                                                  7.5%
Netherlands                                            4.5%
Other*                                                16.8%

                      [END PIE CHART]

                 * INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO,
                   REPURCHASE AGREEMENTS, AND MONEY MARKET INSTRUMENTS.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA WORLD GROWTH FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2003, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2004.

                 The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries. The gross income derived from foreign sources and foreign taxes paid during the fiscal year by the Fund are $3,512,000 and $422,000, respectively.

                 51.41% of ordinary income distributions qualifies for the dividend-received deductions eligible to corporations.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA WORLD GROWTH FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA World Growth Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA World Growth Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              INTERNATIONAL STOCKS (63.5%)

              AUSTRALIA (2.6%)
  327,429     News Corp. Ltd.                                   $  2,480
  605,968     QBE Insurance Group Ltd.                             3,548
                                                                --------
                                                                   6,028
                                                                --------

              AUSTRIA (0.4%)
   11,000     Erste Bank der oesterreichischen Sparkassen AG         932
                                                                --------

              CANADA (2.9%)
  140,100     BCE, Inc.                                            3,080
   28,392     Canadian National Railway Co.                        1,432
   31,500     Canadian Natural Resources Ltd.                      1,223
   23,100     Talisman Energy, Inc.                                1,003
                                                                --------
                                                                   6,738
                                                                --------

              FRANCE (11.6%)
   45,309     Aventis S.A.                                         2,365
   42,500     Bouygues S.A.                                        1,133
   47,800     Cap Gemini S.A. *                                    1,660
   66,400     Carrefour S.A.                                       2,973
   83,800     France Telecom S.A.                                  2,071
   38,700     L'Air Liquide S.A.                                   5,909
   76,900     Sanofi-Synthelabo S.A.                               4,917
   36,840     Societe Television Francaise 1                       1,089
    8,500     Total S.A.                                           1,245
   48,374     Total S.A. ADR                                       3,558
                                                                --------
                                                                  26,920
                                                                --------

              GERMANY (0.8%)
   51,300     Bayerische Motoren Werke AG                          1,772
                                                                --------

              HONG KONG (0.0%)(D)
   16,000     Esprit Holdings Ltd.                                    34
                                                                --------

              IRELAND (0.8%)
  150,400     Irish Life & Permanent plc                           1,858
                                                                --------

              ITALY (0.6%)
  360,600     Snam Rete Gas S.p.A.                                 1,395
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              JAPAN (7.5%)
   74,000     Canon, Inc.                                       $  3,097
  225,700     Chugai Pharmaceutical Co. Ltd.                       2,544
   55,800     Credit Saison Co. Ltd.                                 981
   88,200     Honda Motor Co. Ltd.                                 3,181
  243,000     Nissan Motor Co. Ltd.                                1,918
   26,000     Ono Pharmaceutical Co. Ltd.                            794
  183,000     Shiseido Co. Ltd.                                    1,988
   40,200     Sony Corp.                                           1,070
   23,100     Takeda Chemical Industries Ltd.                        907
   78,000     Tokyo Broadcasting System Ltd.                         824
                                                                --------
                                                                  17,304
                                                                --------

              KOREA (0.4%)
    3,260     Samsung Electronics Co. Ltd.                           874
                                                                --------

              NETHERLANDS (4.5%)
    6,200     Akzo Nobel N.V.                                        157
  377,200     Reed Elsevier N.V.                                   4,504
   82,800     STMicroelectronics N.V.                              1,875
   67,000     Unilever N.V. ADR                                    3,917
                                                                --------
                                                                  10,453
                                                                --------

              NORWAY (0.5%)
  114,000     DNB Holdings ASA                                       620
   15,500     Gjensidige NOR ASA                                     603
                                                                --------
                                                                   1,223
                                                                --------

              SINGAPORE (2.2%)
  311,000     DBS Group Holdings Ltd.                              1,757
    6,704     Haw Par Corp. Ltd.                                      15
2,110,000     Singapore Telecommunications Ltd.                    1,800
  226,400     United Overseas Bank Ltd.                            1,449
                                                                --------
                                                                   5,021
                                                                --------

              SPAIN (2.4%)
  137,400     Iberdrola S.A.                                       2,402
  284,612     Telefonica S.A. *                                    3,197
                                                                --------
                                                                   5,599
                                                                --------

              SWITZERLAND (7.7%)
   13,746     Nestle S.A.                                          2,881
  124,900     Novartis AG                                          4,895

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
   87,722     Syngenta AG                                       $  4,479
    4,500     Synthes-Stratec, Inc.                                3,075
   44,628     UBS AG                                               2,405
                                                                --------
                                                                  17,735
                                                                --------

              UNITED KINGDOM (18.6%)
  103,300     ACE Ltd.                                             3,771
   42,500     AstraZeneca Group plc                                1,723
  319,700     BOC Group plc                                        4,030
  380,051     BP plc                                               2,604
  152,100     British Sky Broadcasting Group plc *                 1,653
   66,700     Capital Radio plc                                      533
  505,700     Diageo plc                                           5,430
  108,700     GlaxoSmithKline plc                                  2,147
1,874,800     Granada plc                                          2,720
  620,800     Kingfisher plc                                       2,603
  137,800     Next plc                                             2,180
  349,300     Reckitt Benckiser plc                                6,808
   86,100     Royal Bank Scotland Group plc                        2,237
1,449,900     Vodafone Group plc                                   3,149
  310,100     William Hill plc                                     1,373
                                                                --------
                                                                  42,961
                                                                --------
              Total international stocks (cost: $134,443)        146,847
                                                                --------

              U.S. STOCKS (33.8%)

              AIR FREIGHT & LOGISTICS (1.1%)
   40,300     FedEx Corp.                                          2,578
                                                                --------

              APPAREL RETAIL (0.6%)
   73,600     TJX Companies, Inc.                                  1,339
                                                                --------

              APPLICATION SOFTWARE (0.7%)
  103,000     PeopleSoft, Inc. *                                   1,685
                                                                --------

              COMPUTER HARDWARE (1.6%)
  100,200     Hewlett-Packard Co.                                  1,954
   20,600     IBM Corp.                                            1,813
                                                                --------
                                                                   3,767
                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (0.8%)
   86,400     ARAMARK Corp. "B" *                                  1,814
                                                                --------

              ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
   73,500     Waters Corp. *                                       2,084
                                                                --------

              FOOTWEAR (1.0%)
   41,500     Nike, Inc. "B"                                       2,324
                                                                --------

              HEALTH CARE DISTRIBUTORS (0.5%)
   19,200     AmerisourceBergen Corp.                              1,204
                                                                --------
              HEALTH CARE SERVICES (0.8%)
   55,800     Lincare Holdings, Inc. *                             1,723
                                                                --------

              HOME IMPROVEMENT RETAIL (1.2%)
   82,400     Home Depot, Inc.                                     2,677
                                                                --------

              INDUSTRIAL GASES (2.5%)
   52,800     Air Products & Chemicals, Inc.                       2,302
   59,000     Praxair, Inc.                                        3,539
                                                                --------
                                                                   5,841
                                                                --------

              INTEGRATED OIL & GAS (0.7%)
   31,086     ConocoPhillips                                       1,678
                                                                --------

              INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
  109,500     BellSouth Corp.                                      2,903
   71,400     Verizon Communications, Inc.                         2,702
                                                                --------
                                                                   5,605
                                                                --------

              INVESTMENT BANKING & BROKERAGE (1.8%)
   25,500     Goldman Sachs Group, Inc.                            2,078
   47,600     Merrill Lynch & Co., Inc.                            2,061
                                                                --------
                                                                   4,139
                                                                --------

              LIFE & HEALTH INSURANCE (0.7%)
   60,200     MetLife, Inc.                                        1,684
                                                                --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (3.5%)
  282,500     AOL Time Warner, Inc. *                           $  4,300
   81,800     Viacom, Inc. "B" *                                   3,723
                                                                --------
                                                                   8,023
                                                                --------

              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
   64,200     Citigroup, Inc.                                      2,633
                                                                --------

              PACKAGED FOODS & MEAT (0.6%)
   35,800     J.M. Smucker Co.                                     1,348
                                                                --------

              PERSONAL PRODUCTS (0.6%)
   28,700     Alberto-Culver Co. "B"                               1,467
                                                                --------

              PHARMACEUTICALS (2.8%)
   53,200     Johnson & Johnson, Inc.                              2,891
   76,200     Pfizer, Inc.                                         2,364
   64,200     Schering-Plough Corp.                                1,185
                                                                --------
                                                                   6,440
                                                                --------

              PROPERTY & CASUALTY INSURANCE (0.4%)
    1,300     Safeco Corp.                                            47
   25,900     St. Paul Companies, Inc.                               947
                                                                --------
                                                                     994
                                                                --------

              RAILROADS (1.0%)
   40,500     Burlington Northern Santa Fe Corp.                   1,195
   18,900     Union Pacific Corp.                                  1,153
                                                                --------
                                                                   2,348
                                                                --------

              REGIONAL BANKS (1.9%)
   69,100     SouthTrust Corp.                                     1,985
   39,400     SunTrust Banks, Inc.                                 2,337
                                                                --------
                                                                   4,322
                                                                --------

              RESTAURANTS (1.4%)
  116,400     Yum! Brands, Inc. *                                  3,255
                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                                                                  MARKET
   NUMBER                                                          VALUE
OF SHARES     SECURITY                                             (000)
------------------------------------------------------------------------
              SOFT DRINKS (1.4%)
   74,600     PepsiCo, Inc.                                     $  3,297
                                                                --------

              SYSTEMS SOFTWARE (1.7%)
   75,700     Microsoft Corp.                                      1,863
   92,300     Network Associates, Inc. *                           1,121
   22,500     Symantec Corp. *                                     1,017
                                                                --------
                                                                   4,001
                                                                --------
              Total U.S. stocks (cost: $75,243)                   78,270
                                                                --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENT (1.0%)

  $2,300      CS First Boston Corp., 1.32%, acquired on
                5/30/2003 and due 6/02/2003 at $2,300
                (collateralized by a $2,315 U.S. Treasury
                Note, 2.00%, due 5/15/2006; market value
                $2,345) (a,c)
                (cost: $2,300)                                     2,300
                                                                --------

   NUMBER
OF SHARES
---------
              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS (0.8%)
  609,429     AIM Short-Term Investment Co., 1.25% (b,c)             609
1,287,010     Merrill Lynch Premier Institutional Fund,
                1.23% (b,c)                                        1,287
                                                                --------
              Total money market funds (cost: $1,896)              1,896
                                                                --------

PRINCIPAL
   AMOUNT
    (000)
---------
              OTHER (1.4%)
   $3,274     Federal Home Loan Mortgage Discount Note,
                1.20%, 6/02/2003 (cost: $3,274)                    3,274
                                                                --------
              Total money market instruments (cost: $5,170)        5,170
                                                                --------

              TOTAL INVESTMENTS (COST: $217,156)                $232,587
                                                                ========

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

          The following table shows a breakdown of the Fund's entire portfolio by industry concentration. The U.S. Government classification includes repurchase agreements.

                                                                            % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                    NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals                                                            11.6%
Integrated Telecommunication Services                                       6.8
Industrial Gases                                                            5.1
Movies & Entertainment                                                      4.8
Diversified Banks                                                           3.7
Property & Casualty Insurance                                               3.6
Packaged Foods & Meat                                                       3.5
Automobile Manufacturers                                                    3.0
Household Products                                                          2.9
Broadcasting & Cable TV                                                     2.7
Oil & Gas Exploration & Production                                          2.6
Other Diversified Financial Services                                        2.6
Distillers & Vintners                                                       2.4
U.S. Government                                                             2.4
Home Improvement Retail                                                     2.3
Integrated Oil & Gas                                                        2.3
Regional Banks                                                              2.3
Electronic Equipment Manufacturers                                          2.2
Publishing                                                                  2.0
Specialty Chemicals                                                         1.9
Diversified Chemicals                                                       1.8
Investment Banking & Brokerage                                              1.8
Systems Software                                                            1.7
Computer Hardware                                                           1.6
Railroads                                                                   1.6
Apparel Retail                                                              1.5
Personal Products                                                           1.5
Restaurants                                                                 1.4
Soft Drinks                                                                 1.4
Wireless Telecommunication Services                                         1.4
Food Retail                                                                 1.3
Health Care Equipment                                                       1.3
Air Freight & Logistics                                                     1.1
Electric Utilities                                                          1.0
Footwear                                                                    1.0
Other                                                                       8.4
                                                                          -----
Total                                                                     100.5%
                                                                          =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

          (b) Rate represents the money market fund annualized seven-day yield at May 31, 2003.

          (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

          (d) Represents less than 0.1% of net assets.

          *   Non-income-producing security for the year ended May 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (including securities on
      loan of $4,112) (identified cost of $217,156)                             $232,587
   Cash                                                                              229
   Cash denominated in foreign currencies (identified cost of $38)                    38
   Receivables:
      Capital shares sold                                                            536
      Dividends and interest                                                         863
      Securities sold                                                              2,869
      Other                                                                            5
      Unrealized appreciation on foreign currency contracts held, at value             4
                                                                                --------
         Total assets                                                            237,131
                                                                                --------

LIABILITIES

   Payable upon return of securities loaned                                        4,197
   Securities purchased                                                            1,050
   Unrealized depreciation on foreign currency contracts held, at value                3
   Capital shares redeemed                                                           183
   USAA Investment Management Company                                                160
   USAA Transfer Agency Company                                                       58
   Accounts payable and accrued expenses                                             143
                                                                                --------
         Total liabilities                                                         5,794
                                                                                --------
            Net assets applicable to capital shares outstanding                 $231,337
                                                                                ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $237,457
   Accumulated undistributed net investment income                                   616
   Accumulated net realized loss on investments                                  (22,203)
   Net unrealized appreciation of investments                                     15,431
   Net unrealized appreciation on foreign currency translations                       36
                                                                                --------
            Net assets applicable to capital shares outstanding                 $231,337
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                17,765
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  13.02
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $422)     $  4,132
      Interest                                                    37
      Fees from securities loaned                                 27
                                                            --------
         Total income                                          4,196
                                                            --------
   Expenses:
      Management fees                                          1,760
      Administrative and servicing fees                          335
      Transfer agent's fees                                      744
      Custodian's fees                                           229
      Postage                                                     94
      Shareholder reporting fees                                 145
      Trustees' fees                                               7
      Registration fees                                           33
      Professional fees                                           67
      Other                                                        7
                                                            --------
         Total expenses                                        3,421
      Expenses paid indirectly                                   (10)
                                                            --------
         Net expenses                                          3,411
                                                            --------
            Net investment income                                785
                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized loss on:
      Investments                                            (10,373)
      Foreign currency transactions                              (82)
   Change in net unrealized appreciation/depreciation of:
      Investments                                            (17,387)
      Foreign currency translations                                7
                                                            --------
         Net realized and unrealized loss                    (27,835)
                                                            --------
Decrease in net assets resulting from operations            $(27,050)
                                                            ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================-----------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND
YEARS ENDED MAY 31,

                                                                 2003         2002
                                                            ----------------------
FROM OPERATIONS

   Net investment income                                    $     785    $     594
   Net realized gain (loss) on investments                    (10,373)         477
   Net realized loss on foreign currency transactions             (82)        (152)
   Change in net unrealized appreciation/depreciation of:
     Investments                                              (17,387)     (29,219)
     Foreign currency translations                                  7          112
                                                            ----------------------
        Decrease in net assets resulting from operations      (27,050)     (28,188)
                                                            ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                         (960)      (1,401)
                                                            ----------------------
   Net realized gains                                               -         (188)
                                                            ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   42,899       40,463
   Reinvested dividends                                           939        1,554
   Cost of shares redeemed                                    (60,510)     (56,490)
                                                            ----------------------
      Decrease in net assets from capital
         share transactions                                   (16,672)     (14,473)
                                                            ----------------------
Net decrease in net assets                                    (44,682)     (44,250)

NET ASSETS

   Beginning of period                                        276,019      320,269
                                                            ----------------------
   End of period                                            $ 231,337    $ 276,019
                                                            ======================
Accumulated undistributed net investment income:
   End of period                                            $     616    $     885
                                                            ======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  3,550        2,806
   Shares issued for dividends reinvested                          77          110
   Shares redeemed                                             (5,004)      (3,920)
                                                            ----------------------
      Decrease in shares outstanding                           (1,377)      (1,004)
                                                            ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA World Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are generally priced using the
                    Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's investment subadviser, under valuation procedures approved by the Trust's Board of Trustees.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $10,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

            The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager,

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

            and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

            Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

            The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

            The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

            During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $12,000, decrease accumulated undistributed net investment income by $94,000, and decrease accumulated net realized loss on investments by $82,000. This reclassification has no effect on net assets.

            The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                  2003                2002
                                              ----------------------------
            Ordinary income*                  $960,000          $1,401,000

            Long-term realized capital gains         -             188,000


            * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF
              ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

            For the fiscal year ended May 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

            As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

            Undistributed ordinary loss                            $    623,000

            Accumulated capital and other losses                    (21,766,000)

            Unrealized appreciation of investments                   14,987,000

            Unrealized appreciation on foreign currency translations     35,000


            Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

            post-October deferred capital loss of $7,112,000, a post-October deferred currency loss of $5,000, and capital loss carryovers of $14,649,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

            Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $308,727,000 and $326,394,000, respectively.

            The cost of securities at May 31, 2003, for federal income tax purposes, was $217,600,000.

            Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $23,510,000 and $8,523,000, respectively, resulting in net unrealized appreciation of $14,987,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

            A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

            into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

            At May 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                             FOREIGN CURRENCY CONTRACTS TO BUY
---------------------------------------------------------------------------------------------
                               U.S. DOLLAR
EXCHANGE    CONTRACTS TO       VALUE AS OF       IN EXCHANGE       UNREALIZED     UNREALIZED
  DATE         RECEIVE           5/31/03       FOR U.S. DOLLAR    APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
6/02/03           37              $ 44               $ 44              $-            $ -
            Euro Currency
6/02/03         2,371              354                357               -             (3)
            Norwegian Krone
6/03/03           15                18                 18               -              -
            Euro Currency
6/03/03          344                51                 51               -              -
            Norwegian Krone
6/04/03           22                26                 26               -              -
            Euro Currency
6/04/03          464                69                 69               -              -
            Norwegian Krone
---------------------------------------------------------------------------------------------
                                  $562               $565              $-            $(3)
---------------------------------------------------------------------------------------------

                             FOREIGN CURRENCY CONTRACTS TO SELL
---------------------------------------------------------------------------------------------
                               U.S. DOLLAR
EXCHANGE    CONTRACTS TO       VALUE AS OF        IN EXCHANGE      UNREALIZED     UNREALIZED
  DATE         DELIVER           5/31/03        FOR U.S. DOLLAR   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
6/02/03          390              $458               $458              $-            $-
            Euro Currency
6/03/03          246               290                293               3             -
            Euro Currency
6/03/03           79                93                 94               1             -
            Euro Currency
6/04/03          113               132                132               -             -
            Euro Currency
---------------------------------------------------------------------------------------------
                                  $973               $977              $4            $-
---------------------------------------------------------------------------------------------

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

            The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2003, the Fund loaned securities having a fair market value of approximately $4,112,000 and received cash collateral of $4,197,000 for the loans. Of this amount, $4,196,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                 performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/- 1.00% to 4.00%                 +/- 0.04%

+/- 4.01% to 7.00%                 +/- 0.05%

+/- 7.01% and greater              +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,760,000, which included a performance adjustment of $86,000.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
                 (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

                 paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $335,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.00 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $744,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

            Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

            The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED MAY 31,
                                             -----------------------------------------------------------------
                                                 2003           2002           2001           2000        1999
                                             -----------------------------------------------------------------
Net asset value at beginning of period       $  14.42       $  15.90       $  20.61       $  18.11    $  18.36
                                             -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          .04            .03            .07            .05         .10
   Net realized and unrealized gain (loss)      (1.39)         (1.43)         (3.70)          3.94         .27
                                             -----------------------------------------------------------------
Total from investment operations                (1.35)         (1.40)         (3.63)          3.99         .37
                                             -----------------------------------------------------------------
Less distributions:
   From net investment income                    (.05)          (.07)          (.07)          (.06)       (.10)
   From realized capital gains                      -           (.01)         (1.01)         (1.43)       (.52)
                                             -----------------------------------------------------------------
Total distributions                              (.05)          (.08)         (1.08)         (1.49)       (.62)
                                             -----------------------------------------------------------------
Net asset value at end of period             $  13.02       $  14.42       $  15.90       $  20.61    $  18.11
                                             =================================================================
Total return (%)*                               (9.32)         (8.79)        (18.83)         22.59        2.06
Net assets at end of period (000)            $231,337       $276,019       $320,269       $414,470    $326,702
Ratio of expenses to
   average net assets (%)**                      1.53(a)        1.40(a)        1.14(a)        1.12        1.16
Ratio of net investment
   income to average net assets (%)**             .35            .21            .41            .39         .55
Portfolio turnover (%)                         138.42          51.18          38.30          39.20       51.19

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 **  For the year ended May 31, 2003, average net assets were $223,222,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
MAY 31, 2003

(11) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

            On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1992. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

38

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                     THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                     TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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44

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

             TRUSTEES     Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

       ADMINISTRATOR,     USAA Investment Management Company
  INVESTMENT ADVISER,     P.O. Box 659453
         UNDERWRITER,     San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT     USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

            CUSTODIAN     State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

 INDEPENDENT AUDITORS     Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

            TELEPHONE     Call toll free - Central time
     ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT     For account servicing, exchanges,
         MUTUAL FUNDS     or redemptions
                          1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL     24-hour service (from any phone)
    FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND     (from touch-tone phones only)
    USAA TOUCHLINE(R)     For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

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23411-0703                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.